4. Trade Receivables (Details)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)	Dec. 31, 2012 U.S. Dollars USD ($)
Trade receivables	30,119,358	27,994,442		$ 4,975,363
Less : Allowance for doubtful accounts	(3,682,874)	(2,811,934)	(3,559,207)	(608,367)	(464,498)
Trade receivables, net	26,436,484	25,182,508		$ 4,366,996